RESTRUCTURING - Restructuring Charges Incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Restructuring and Related Activities [Abstract]
Other assets impairment charges	$ 0.0	$ 1.3	$ 0.0
Inventory write-down	3.1	3.1	$ 0.0
Intangible assets impairment	4.8	3.0
Accelerated depreciation	4.5	4.2
Severance costs	6.2	4.3
Facility closure costs	0.3	0.8
Total restructuring charges	$ 18.9	$ 16.7